FINANCIAL INSTRUMENTS (Details 6) - URUGUAY - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 2,427	$ (2,060)
Forward contract One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	HSBC - Uruguay
Nominal amount of hedging instrument	$ 12,000	0
Net derivative financial liabilities	$ 1,054	0
Forward contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Citibank U.K.
Nominal amount of hedging instrument	$ 4,050	1,450
Net derivative financial liabilities	$ 230	41
Forward contract Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Itaú - Uruguay
Nominal amount of hedging instrument	$ 9,600	1,150
Net derivative financial liabilities	$ 616	23
Forward contract Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Banco de la República Oriental de Uruguay
Nominal amount of hedging instrument	$ 3,450	0
Net derivative financial liabilities	$ 527	0
Forward contract Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	HSBC - Uruguay
Nominal amount of hedging instrument	$ 0	10,245
Net derivative financial liabilities	$ 0	(880)
Forward contract Six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Citibank U.K.
Nominal amount of hedging instrument	$ 0	1,350
Net derivative financial liabilities	$ 0	(27)
Forward Contract Seven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Itaú - Uruguay
Nominal amount of hedging instrument	$ 0	11,395
Net derivative financial liabilities	$ 0	(703)
Forward Contract Eight [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Banco de la República Oriental de Uruguay
Nominal amount of hedging instrument	$ 0	3,825
Net derivative financial liabilities	$ 0	(166)
Forward Contract Nine [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	JPMorgan Chase Bank U.K.
Nominal amount of hedging instrument	$ 0	4,620
Net derivative financial liabilities	$ 0	$ (348)